Other financial items	12 Months Ended
Dec. 31, 2018
Other financial items
Other financial items

Note 11 Other financial items

	2018	2017	2016
Exchange rate differences	(8)	14	(2)
EUR net investment hedge, interest component	(1)	(3)	(5)
Sale of Modern Holding Inc	—	—	(2)
Other finance expenses	(57)	(12)	(11)
Total other financial items	(66)	(1)	(20)

In 2018, other finance expenses mainly consist of costs associated with the bridge facility Tele2 obtained earlier in the year to finance the acquisition of Com Hem.

For information regarding EUR net investment hedges please refer to Note 2 and Note 26.